Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Beginning balance	€ 165	€ 20	€ 3
Movement recognized in consolidated statement of operations	203	42	25
Movement recognized in consolidated statement of changes in equity and other comprehensive income	133	103	(8)
Movement due to acquisition	(2)	0	0
Ending balance	€ 499	€ 165	€ 20